Stable Coins – Restricted (Tables)	6 Months Ended
Jun. 30, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the stable coins - restricted
The following table presents a summary of changes in our stable coins at for the six months ended June 30, 2026:

Total
HK$
Balance at December 31, 2025 (Audited)	254,646,365
Purchases of stable coins	78,343,785
Release from stable coins - restricted	133,380,000
Transfer to stable coins - restricted	(201,836,700)
Disposals of stable coins	(210,131,314)
Change in fair value of stable coins	(1,423)
Investment income from stable coins	1,392,666
Others	(60)
Balance at June 30, 2026 (Unaudited)	55,793,319
Balance at June 30, 2026 (US$) (Unaudited)	7,114,680
The following table presents a summary of changes in the stable coins - restricted at fair value:

Total
HK$
Stable coins - restricted, Balance at December 31, 2025 (Audited)	-
Transfer from stable coins	204,742,200
Release to stable coins	(133,380,000)
Exercise of a derivative contract	(75,660,000)
Option premium income	4,297,800
Stable coins - restricted, Balance at June 30, 2026 (Unaudited)	-
Stable coins - restricted, Balance at June 30, 2026 (US$) (Unaudited)	-
The following table presents a summary of changes in our digital assets at fair value:

	Bitcoin	Bitcoin Cash	Binance Coin	Tether	Digital asset holdings that are not individually significant	Total
	HK$	HK$	HK$	HK$	HK$	HK$
Digital assets, Balance at December 31, 2025 (Audited)	232,751,003	1,821,134,280	3,833,787	1,351,010,850	31,286	3,408,761,206
Purchases of digital assets	-	-	-	258,239,167	234,000,780	492,239,947
Exercise of derivative contracts	-	72,117,402	-	-	-	72,117,402
Release from digital assets - restricted	-	125,556,941	-	-	-	125,556,941
Exchange of digital assets	-	1,065,535,300	-	(1,065,535,300)	-	-
Disposal of digital assets	-	-	-	(312,343,785)	(234,215,167)	(546,558,952)
Gain on disposals of digital assets	-	-	-	480	214,387	214,867
Change in fair value of digital assets	(77,240,615)	(2,031,449,760)	(1,409,688)	20,830	(14,012)	(2,110,093,245)
Investment income from digital assets	799,078	269,186	659	2,726,700	284	3,795,907
Digital asset transaction fees and others	(30)	(22,236)	-	(82)	(72)	(22,420)
Digital assets, Balance at June 30, 2026 (Unaudited)	156,309,436	1,053,141,113	2,424,758	234,118,860	17,486	1,446,011,653
Digital assets, Balance at June 30, 2026 (US$) (Unaudited)	19,932,343	134,294,965	309,202	29,854,483	2,230	184,393,223
The following table presents a summary of changes in our digital assets - restricted at fair value:

	Bitcoin Cash	Total
	HK$	HK$
Digital assets - restricted, Balance at December 31, 2025 (Audited)	140,283,000	140,283,000
Change in fair value of digital assets – restricted	(14,726,059)	(14,726,059)
Release to digital assets	(125,556,941)	(125,556,941)
Digital assets - restricted, Balance at June 30, 2026 (Unaudited)	-	-
Digital assets - restricted, Balance at June 30, 2026 (US$) (Unaudited)	-	-